Marketable Securities	12 Months Ended
Mar. 31, 2024
Marketable Securities [Abstract]
Marketable Securities

3. Marketable Securities

The Company acquired equity securities listed in Hong Kong Securities Exchange.

	March 31,
	2023	2024
Cost	$24,292	$25,772
Market value	$20,722	$23,026

Included in non-operating income (expenses), net unrealized gain (loss) for the years ended March 31, 2022, 2023 and 2024 of $872, $(3,973) and $952, respectively.

Net proceeds from sale of marketable securities for the years ended March 31, 2022, 2023 and 2024 were $11,245, $3,854 and $nil, respectively and realized gain from sales of marketable securities for the years ended March 31, 2022, 2023 and 2024 were $1,073, $581 and $nil, respectively. For the purposes of determining realized gains and losses, the cost of securities sold was determined based on the average cost method.

The marketable securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical securities in active markets.